SCHWAB YIELDPLUS FUND(R)

    ANNUAL REPORT
    August 31, 2002


                                                           [CHARLES SCHWAB LOGO]

AN OPPORTUNITY FOR HIGHER YIELD
PLUS LOWER RISK.

In this report:
    Market overview ........................   2

    Schwab YieldPlus Fund(R) ...............   6

    Financial notes ........................  22

    Glossary ...............................  29

[PHOTO OF CHARLES SCHWAB]

Charles R. Schwab
Chairman and Co-CEO

DEAR SHAREHOLDER,

Amid the tragedy and turmoil of recent months, millions of Americans showed renewed interest in an investment category that got relatively little attention for the previous decade. I'm speaking of bonds (particularly high quality bonds) and the mutual funds that invest in them.

At Schwab, we've always believed that bond investments have a place in most investors' portfolios. As with any type of investment, the logical way for you to determine that place is not by focusing on market trends, but by considering your goals and time horizon.

As a category, bonds performed well for the period covered by this report, compared to most other asset classes. Whether they'll continue to outperform in coming report periods is something no one can say for certain. That is one of the main reasons why making a financial plan (and sticking to it) is something we constantly encourage investors to do.

Thank you for choosing Schwab for your bond fund investments. Although we can't help you predict the future, we can help you meet your future financial goals. We appreciate your trust and will continue to work hard to earn it.

Sincerely,

/s/ Charles Schwab
------------------

     The report period saw an end to the 2001 recession, but no sign of a robust recovery for the economy or markets.

MARKET OVERVIEW

A 12-MONTH PERIOD MARKED BY TRAGEDY, UNCERTAINTY AND CORPORATE MALFEASANCE.

The period covered by this report (9/1/01-8/31/02) was a very emotional time for all Americans, and a difficult one for most investors. The period began with the tragic events of September 11 and the realization that a fight against terrorism would become an ongoing concern for the country.

In financial markets, stocks reacted with a large sell-off but soon recovered-- the S&P 500(R) Index took just two months to erase its post-9/11 decline of nearly 15%--and went on to log modest additional gains. These proved short-lived, however, as investor sentiment was undermined by a host of negative factors.

In addition to concerns about the economic impact of terrorism, these factors included weak corporate earnings, growing indications that a strong recovery was unlikely, and the revelation of fraudulent accounting and reporting practices at several prominent, formerly well-respected companies. The result was a roller coaster year for both stocks and bonds, although bonds emerged with gains (see chart below).

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.11% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

2.11% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

-17.99%    S&P 500(R) INDEX: measures U.S. large-cap stocks

-15.44%    RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-14.95% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                      Lehman             MSCI          Russell 2000
                     Aggregate           EAFE            Small-Cap       S&P 500        3 Month
                    Bond Index          Index             Index           Index          T-Bill
31-Aug-01                0.00              0.00              0.00           0.00          0.00
07-Sep-01                0.14             -5.10             -4.97          -4.17          0.07
14-Sep-01                0.85            -11.10             -5.88          -3.58          0.09
21-Sep-01                0.54            -17.35            -19.07         -14.76          0.34
28-Sep-01                1.17            -10.26            -13.46          -8.04          0.38
05-Oct-01                1.72             -7.57            -11.28          -5.36          0.45
12-Oct-01                1.31             -6.36             -8.35          -3.57          0.48
19-Oct-01                1.80             -8.57             -8.96          -5.17          0.53
26-Oct-01                2.25             -5.66             -6.18          -2.42          0.58
02-Nov-01                2.86             -6.92             -7.34          -3.87          0.64
09-Nov-01                3.33             -4.94             -6.24          -0.94          0.71
16-Nov-01                1.21             -4.33             -3.38           0.68          0.72
23-Nov-01                0.88             -4.75             -1.84           1.72          0.75
30-Nov-01                1.87             -4.59             -1.31           0.88          0.80
07-Dec-01                0.36             -3.12              3.09           2.55          0.84
14-Dec-01                0.38             -6.67              1.01          -0.57          0.86
21-Dec-01                0.82             -6.31              3.74           1.36          0.90
28-Dec-01                0.76             -4.52              5.87           2.79          0.93
04-Jan-02                0.97             -2.52              7.09           3.93          0.97
11-Jan-02                2.50             -5.40              5.11           1.54          1.02
18-Jan-02                2.33             -7.20              1.77          -0.05          1.04
25-Jan-02                1.79             -8.25              2.86           0.45          1.06
01-Feb-02                2.24             -9.32              3.04          -0.44          1.09
08-Feb-02                2.58            -10.62              0.19          -2.75          1.13
15-Feb-02                2.80             -8.40              0.78          -2.04          1.16
22-Feb-02                3.00            -10.38             -0.09          -3.31          1.19
01-Mar-02                2.59             -7.50              2.79           0.57          1.22
08-Mar-02                1.43             -2.18              7.43           3.45          1.24
15-Mar-02                1.22             -2.37              7.30           3.62          1.26
22-Mar-02                1.13             -3.62              8.02           2.06          1.30
29-Mar-02                1.30             -3.89              8.95           2.03          1.35
05-Apr-02                2.31             -3.90              7.10          -0.16          1.39
12-Apr-02                2.56             -5.60             10.93          -1.20          1.43
19-Apr-02                2.80             -2.58             11.36           0.06          1.46
26-Apr-02                3.36             -3.53              7.96          -4.29          1.49
03-May-02                3.43             -2.90             10.32          -4.46          1.52
10-May-02                3.39             -2.96              6.13          -6.10          1.56
17-May-02                2.96             -0.35              9.65          -1.51          1.60
24-May-02                3.61             -1.03              6.37          -3.54          1.64
31-May-02                4.14             -1.12              5.07          -4.86          1.67
07-Jun-02                4.09             -4.30              1.42          -8.39          1.70
14-Jun-02                5.21             -8.34             -1.00         -10.20          1.74
21-Jun-02                5.37             -8.43             -0.56         -11.81          1.77
28-Jun-02                5.04             -5.19             -0.15         -11.64          1.82
05-Jul-02                4.93             -5.67             -4.82         -11.71          1.83
12-Jul-02                6.16             -9.92            -10.77         -17.75          1.87
19-Jul-02                6.27            -12.50            -16.61         -24.32          1.90
26-Jul-02                6.50            -17.89            -17.45         -23.86          1.94
02-Aug-02                7.11            -17.02            -18.67         -22.75          1.99
09-Aug-02                7.18            -14.52            -16.05         -18.78          2.02
16-Aug-02                6.91            -13.72            -14.40         -16.98          2.05
23-Aug-02                7.68            -12.87            -13.49         -15.90          2.08
30-Aug-02                8.11            -14.95            -15.44         -17.99          2.11

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab YieldPlus Fund(R)

     Bonds performed comparatively well, while stock prices fizzled amid concerns over corporate earnings.

[PHOTO OF SUBWAY]

[PHOTO OF WELDER]

MIXED SIGNALS FROM GDP, UNEMPLOYMENT, CONSUMERS AND THE FED.

After shrinking for the first three quarters of 2001, Gross Domestic Product (GDP; see chart, next page) grew in the most recent three quarters, including a strong 5.0% rise in Q1 2002. GDP fell back to 1.3% in Q2 2002, although investment in software and equipment--the recovery's missing ingredient--was up 3.1%, its first positive quarter since Q3 2000.

The Institute of Supply Management's August 2002 reports showed both manufacturing and non-manufacturing industries to be weaker than expected. Also in August, the Federal Reserve (the Fed) signaled that further rate cuts may be necessary, and the University of Michigan's Consumer Sentiment Index fell.

Not all signs were negative. Inflation remained virtually non-existent. A surge of refinancing,prompted by low rates,helped keep consumer spending strong. Unemployment fell slightly in August, unexpectedly. Also, the last six months of the period saw an increase of 183,000 jobs in temp employment--potentially a positive sign, since employers often hire temps as they test the waters during the initial stages of economic recovery.

BONDS OUTPACED OTHER ASSET CLASSES, AS WARY INVESTORS FLOCKED TO TREASURIES.

Fearing that continued economic weakness could affect corporations' ability to meet bond payments, bond investors flocked to the relative safety of U.S. Treasury issues, joined by investors moving money out of stocks. The resulting demand for Treasuries pushed prices up and yields down: in August, 10-year Treasuries saw their lowest yields in almost 40 years, dipping below 4% (see chart, page 5).

Lower-rated corporate bonds saw the flip side of this trend, with prices falling and yields rising as investors demanded higher yields in exchange for perceived higher risks. A number of large corporations were even forced to postpone issuing new lower-rated bonds because of weak demand among bond investors.

The past year did see core profitability improve at U.S. corporations, a positive for stock and bond investors alike. However, much of this was due to cost-cutting rather than revenue growth,and therefore, investors have tended to see it as a one-time improvement rather than an indication of a sustainable trend.

MARKET OVERVIEW continued

[PHOTO OF OIL PUMP]

LOOKING AHEAD: NEGATIVE FACTORS COULD MAKE RECOVERY SLOWER THAN EXPECTED.

With the economy still sending mixed signals about its health, we concur with the consensus view that the recovery is likely to be moderate and protracted. For now, the U.S. economy appears to be in a holding pattern.

We can identify several risks that could further delay economic recovery if they materialize. One is the expansion in the war against terrorism, which would hit a weakened economy with a large expense and could result in a spike in oil prices and a further erosion of investor confidence.

Further fallout from corporate scandals could take a toll on equity markets and put more stress on corporate bond prices.

Another factor could be a retrenchment in retail spending, which so far has been strong. Any of these factors could hamper the recovery; if they remain in abeyance, the recovery may gain ground.

ECONOMIC FACTORS AND THEIR EFFECTS ON THE FUND

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment. While the relationship of each of these factors to the performance of the fund is complex, the commentary over each chart includes analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

Growth of 5.0% in Q1 2002 pleasantly surprised many, but Q2 2002 growth was just 1.3%. Revisions to 2001 figures increased that year's number of negative quarters from one to three.

[BAR CHART]

                        Quarterly
                        GDP growth
Q3 1992                  3.10
Q4 1992                  5.40
Q1 1993                 -0.10
Q2 1993                  2.50
Q3 1993                  1.80
Q4 1993                  6.20
Q1 1994                  3.40
Q2 1994                  5.70
Q3 1994                  2.20
Q4 1994                  5.00
Q1 1995                  1.50
Q2 1995                  0.80
Q3 1995                  3.10
Q4 1995                  3.20
Q1 1996                  2.90
Q2 1996                  6.80
Q3 1996                  2.00
Q4 1996                  4.60
Q1 1997                  4.40
Q2 1997                  5.90
Q3 1997                  4.20
Q4 1997                  2.80
Q1 1998                  6.10
Q2 1998                  2.20
Q3 1998                  4.10
Q4 1998                  6.70
Q1 1999                  3.00
Q2 1999                  2.00
Q3 1999                  5.20
Q4 1999                  7.10
Q1 2000                  2.60
Q2 2000                  4.80
Q3 2000                  0.60
Q4 2000                  1.10
Q1 2001                 -0.60
Q2 2001                 -1.60
Q3 2001                 -0.30
Q4 2001                  2.70
Q1 2002                  5.00
Q2 2002                  1.10

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.


Schwab YieldPlus Fund(R)

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment fell to 5.7% in August. The August figures showed more job creation in service, government and construction, but fewer in retail trade and even fewer in manufacturing.

[LINE GRAPH]

                   Monthly U.S.
                   unemployment
30-Jun-92          7.80
01-Jul-92          7.70
01-Aug-92          7.60
01-Sep-92          7.60
01-Oct-92          7.30
01-Nov-92          7.40
01-Dec-92          7.40
01-Jan-93          7.30
01-Feb-93          7.10
01-Mar-93          7.00
01-Apr-93          7.10
01-May-93          7.10
01-Jun-93          7.00
01-Jul-93          6.90
01-Aug-93          6.80
01-Sep-93          6.70
01-Oct-93          6.80
01-Nov-93          6.60
01-Dec-93          6.50
01-Jan-94          6.80
01-Feb-94          6.60
01-Mar-94          6.50
01-Apr-94          6.40
01-May-94          6.10
01-Jun-94          6.10
01-Jul-94          6.30
01-Aug-94          6.00
01-Sep-94          5.80
01-Oct-94          5.80
01-Nov-94          5.60
01-Dec-94          5.50
01-Jan-95          5.60
01-Feb-95          5.40
01-Mar-95          5.30
01-Apr-95          5.80
01-May-95          5.80
01-Jun-95          5.60
01-Jul-95          5.60
01-Aug-95          5.70
01-Sep-95          5.60
01-Oct-95          5.50
01-Nov-95          5.70
01-Dec-95          5.60
01-Jan-96          5.60
01-Feb-96          5.50
01-Mar-96          5.60
01-Apr-96          5.50
01-May-96          5.60
01-Jun-96          5.30
01-Jul-96          5.50
01-Aug-96          5.10
01-Sep-96          5.20
01-Oct-96          5.20
01-Nov-96          5.30
01-Dec-96          5.40
01-Jan-97          5.30
01-Feb-97          5.30
01-Mar-97          5.10
01-Apr-97          5.00
01-May-97          4.70
01-Jun-97          5.00
01-Jul-97          4.70
01-Aug-97          4.90
01-Sep-97          4.70
01-Oct-97          4.70
01-Nov-97          4.60
01-Dec-97          4.70
01-Jan-98          4.50
01-Feb-98          4.60
01-Mar-98          4.60
01-Apr-98          4.30
01-May-98          4.30
01-Jun-98          4.50
01-Jul-98          4.50
01-Aug-98          4.50
01-Sep-98          4.50
01-Oct-98          4.50
01-Nov-98          4.40
01-Dec-98          4.30
01-Jan-99          4.30
01-Feb-99          4.40
01-Mar-99          4.20
01-Apr-99          4.30
01-May-99          4.20
01-Jun-99          4.30
01-Jul-99          4.30
01-Aug-99          4.20
01-Sep-99          4.20
01-Oct-99          4.10
01-Nov-99          4.10
01-Dec-99          4.10
01-Jan-00          4.00
01-Feb-00          4.10
01-Mar-00          4.10
01-Apr-00          3.90
01-May-00          4.10
01-Jun-00          4.00
01-Jul-00          4.00
01-Aug-00          4.10
01-Sep-00          3.90
01-Oct-00          3.90
01-Nov-00          4.00
01-Dec-00          4.00
01-Jan-02          4.20
01-Feb-02          4.20
01-Mar-02          4.30
01-Apr-02          4.50
01-May-02          4.40
01-Jun-02          4.50
01-Jul-02          4.50
01-Aug-02          4.90
01-Sep-02          4.90
01-Oct-02          5.40
01-Nov-02          5.60
01-Dec-02          5.80
01-Jan-02          5.60
01-Feb-02          5.50
01-Mar-02          5.70
01-Apr-02          6.00
01-May-02          5.80
01-Jun-02          5.90
01-Jul-02          5.90
31-Aug-02          5.70

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.8% for the 12 months ended August 31, 2002 (2.4% if food and energy are excluded). ECI rose 4.0% for the 12 months ended June 30, 2002.

[LINE GRAPH]

                  Consumer                          Employment
Date              Price Index   Date                Cost Index
01-Jun-92          3.10
01-Jul-92          3.20         01-Jul-92           3.50
01-Aug-92          3.10         01-Aug-92           3.50
01-Sep-92          3.00         01-Sep-92           3.50
01-Oct-92          3.20         01-Oct-92           3.50
01-Nov-92          3.00         01-Nov-92           3.50
01-Dec-92          2.90         01-Dec-92           3.50
01-Jan-93          3.30         01-Jan-93           3.50
01-Feb-93          3.20         01-Feb-93           3.50
01-Mar-93          3.10         01-Mar-93           3.50
01-Apr-93          3.20         01-Apr-93           3.60
01-May-93          3.20         01-May-93           3.60
01-Jun-93          3.00         01-Jun-93           3.60
01-Jul-93          2.80         01-Jul-93           3.60
01-Aug-93          2.80         01-Aug-93           3.60
01-Sep-93          2.70         01-Sep-93           3.60
01-Oct-93          2.80         01-Oct-93           3.50
01-Nov-93          2.70         01-Nov-93           3.50
01-Dec-93          2.70         01-Dec-93           3.50
01-Jan-94          2.50         01-Jan-94           3.20
01-Feb-94          2.50         01-Feb-94           3.20
01-Mar-94          2.50         01-Mar-94           3.20
01-Apr-94          2.40         01-Apr-94           3.20
01-May-94          2.30         01-May-94           3.20
01-Jun-94          2.50         01-Jun-94           3.20
01-Jul-94          2.80         01-Jul-94           3.20
01-Aug-94          2.90         01-Aug-94           3.20
01-Sep-94          3.00         01-Sep-94           3.20
01-Oct-94          2.60         01-Oct-94           3.00
01-Nov-94          2.70         01-Nov-94           3.00
01-Dec-94          2.70         01-Dec-94           3.00
01-Jan-95          2.80         01-Jan-95           2.90
01-Feb-95          2.90         01-Feb-95           2.90
01-Mar-95          2.90         01-Mar-95           2.90
01-Apr-95          3.10         01-Apr-95           2.90
01-May-95          3.20         01-May-95           2.90
01-Jun-95          3.00         01-Jun-95           2.90
01-Jul-95          2.80         01-Jul-95           2.70
01-Aug-95          2.60         01-Aug-95           2.70
01-Sep-95          2.50         01-Sep-95           2.70
01-Oct-95          2.80         01-Oct-95           2.70
01-Nov-95          2.60         01-Nov-95           2.70
01-Dec-95          2.50         01-Dec-95           2.70
01-Jan-96          2.70         01-Jan-96           2.80
01-Feb-96          2.70         01-Feb-96           2.80
01-Mar-96          2.80         01-Mar-96           2.80
01-Apr-96          2.90         01-Apr-96           2.90
01-May-96          2.90         01-May-96           2.90
01-Jun-96          2.80         01-Jun-96           2.90
01-Jul-96          3.00         01-Jul-96           2.80
01-Aug-96          2.90         01-Aug-96           2.80
01-Sep-96          3.00         01-Sep-96           2.80
01-Oct-96          3.00         01-Oct-96           2.90
01-Nov-96          3.30         01-Nov-96           2.90
01-Dec-96          3.30         01-Dec-96           2.90
01-Jan-97          3.00         01-Jan-97           2.90
01-Feb-97          3.00         01-Feb-97           2.90
01-Mar-97          2.80         01-Mar-97           2.90
01-Apr-97          2.50         01-Apr-97           2.80
01-May-97          2.20         01-May-97           2.80
01-Jun-97          2.30         01-Jun-97           2.80
01-Jul-97          2.20         01-Jul-97           3.00
01-Aug-97          2.20         01-Aug-97           3.00
01-Sep-97          2.20         01-Sep-97           3.00
01-Oct-97          2.10         01-Oct-97           3.30
01-Nov-97          1.80         01-Nov-97           3.30
01-Dec-97          1.70         01-Dec-97           3.30
01-Jan-98          1.60         01-Jan-98           3.30
01-Feb-98          1.40         01-Feb-98           3.30
01-Mar-98          1.40         01-Mar-98           3.30
01-Apr-98          1.40         01-Apr-98           3.50
01-May-98          1.70         01-May-98           3.50
01-Jun-98          1.70         01-Jun-98           3.50
01-Jul-98          1.70         01-Jul-98           3.70
01-Aug-98          1.60         01-Aug-98           3.70
01-Sep-98          1.50         01-Sep-98           3.70
01-Oct-98          1.50         01-Oct-98           3.40
01-Nov-98          1.50         01-Nov-98           3.40
01-Dec-98          1.60         01-Dec-98           3.40
01-Jan-99          1.70         01-Jan-99           3.00
01-Feb-99          1.60         01-Feb-99           3.00
01-Mar-99          1.70         01-Mar-99           3.00
01-Apr-99          2.30         01-Apr-99           3.20
01-May-99          2.10         01-May-99           3.20
01-Jun-99          2.00         01-Jun-99           3.20
01-Jul-99          2.10         01-Jul-99           3.10
01-Aug-99          2.30         01-Aug-99           3.10
01-Sep-99          2.60         01-Sep-99           3.10
01-Oct-99          2.60         01-Oct-99           3.40
01-Nov-99          2.60         01-Nov-99           3.40
01-Dec-99          2.70         01-Dec-99           3.40
01-Jan-00          2.70         01-Jan-00           4.30
01-Feb-00          3.20         01-Feb-00           4.30
01-Mar-00          3.70         01-Mar-00           4.30
01-Apr-00          3.00         01-Apr-00           4.40
01-May-00          3.10         01-May-00           4.40
01-Jun-00          3.70         01-Jun-00           4.40
01-Jul-00          3.70         01-Jul-00           4.30
01-Aug-00          3.40         01-Aug-00           4.30
01-Sep-00          3.50         01-Sep-00           4.30
01-Oct-00          3.40         01-Oct-00           4.10
01-Nov-00          3.40         01-Nov-00           4.10
01-Dec-00          3.40         01-Dec-00           4.10
01-Jan-02          3.70         01-Jan-02           4.10
01-Feb-02          3.50         01-Feb-02           4.10
01-Mar-02          2.90         01-Mar-02           4.10
01-Apr-02          3.30         01-Apr-02           3.90
01-May-02          3.60         01-May-02           3.90
01-Jun-02          3.20         01-Jun-02           3.90
01-Jul-02          2.70         01-Jul-02           4.10
01-Aug-02          2.70         01-Aug-02           4.10
01-Sep-02          2.60         01-Sep-02           4.10
01-Oct-02          2.10         01-Oct-02           4.10
01-Nov-02          1.90         01-Nov-02           4.10
01-Dec-02          1.60         01-Dec-02           4.10
02-Jan-02          1.10         02-Jan-02           3.90
02-Feb-02          1.10         02-Feb-02           3.90
02-Mar-02          1.50         02-Mar-02           3.90
02-Apr-02          1.60         02-Apr-02           4.00
02-May-02          1.20         02-May-02           4.00
02-Jun-02          1.10         02-Jun-02           4.00
02-Jul-02          1.50
02-Aug-02          1.80

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of five-year and ten-year Treasuries

Strong investor demand, coupled with the effects of the Fed's long string of interest rate cuts in 2001, left yields at fairly low levels and widened the spread between yields on five-year and ten-year Treasuries.

[LINE GRAPH]

                   5-Year        10-Year
30-Jun-92          6.27          7.12
31-Jul-92          5.82          6.71
31-Aug-92          5.58          6.60
30-Sep-92          5.32          6.35
31-Oct-92          5.89          6.79
30-Nov-92          6.22          6.94
31-Dec-92          5.99          6.69
31-Jan-93          5.55          6.36
28-Feb-93          5.21          6.02
31-Mar-93          5.24          6.02
30-Apr-93          5.11          6.01
31-May-93          5.37          6.15
30-Jun-93          5.05          5.78
31-Jul-93          5.15          5.81
31-Aug-93          4.79          5.45
30-Sep-93          4.77          5.38
31-Oct-93          4.85          5.43
30-Nov-93          5.16          5.82
31-Dec-93          5.21          5.79
31-Jan-94          5.02          5.64
28-Feb-94          5.57          6.13
31-Mar-94          6.23          6.74
30-Apr-94          6.64          7.04
31-May-94          6.76          7.15
30-Jun-94          6.95          7.32
31-Jul-94          6.73          7.11
31-Aug-94          6.80          7.17
30-Sep-94          7.28          7.60
31-Oct-94          7.49          7.81
30-Nov-94          7.79          7.91
31-Dec-94          7.83          7.82
31-Jan-95          7.51          7.58
28-Feb-95          7.04          7.20
31-Mar-95          7.07          7.20
30-Apr-95          6.88          7.06
31-May-95          6.05          6.28
30-Jun-95          5.97          6.20
31-Jul-95          6.16          6.43
31-Aug-95          6.07          6.28
30-Sep-95          6.02          6.18
31-Oct-95          5.81          6.02
30-Nov-95          5.52          5.74
31-Dec-95          5.38          5.57
31-Jan-96          5.24          5.58
29-Feb-96          5.73          6.10
31-Mar-96          6.09          6.33
30-Apr-96          6.41          6.67
31-May-96          6.63          6.85
30-Jun-96          6.46          6.71
31-Jul-96          6.57          6.79
31-Aug-96          6.73          6.94
30-Sep-96          6.46          6.70
31-Oct-96          6.07          6.34
30-Nov-96          5.83          6.04
31-Dec-96          6.21          6.42
31-Jan-97          6.25          6.49
28-Feb-97          6.39          6.55
31-Mar-97          6.75          6.90
30-Apr-97          6.57          6.72
31-May-97          6.50          6.66
30-Jun-97          6.38          6.50
31-Jul-97          5.90          6.01
31-Aug-97          6.22          6.34
30-Sep-97          5.99          6.10
31-Oct-97          5.71          5.83
30-Nov-97          5.84          5.87
31-Dec-97          5.71          5.74
31-Jan-98          5.38          5.51
28-Feb-98          5.59          5.62
31-Mar-98          5.62          5.65
30-Apr-98          5.64          5.67
31-May-98          5.55          5.55
30-Jun-98          5.47          5.45
31-Jul-98          5.50          5.49
31-Aug-98          4.80          4.98
30-Sep-98          4.22          4.42
31-Oct-98          4.23          4.61
30-Nov-98          4.48          4.71
31-Dec-98          4.54          4.65
31-Jan-99          4.55          4.65
28-Feb-99          5.22          5.29
31-Mar-99          5.10          5.24
30-Apr-99          5.21          5.35
31-May-99          5.58          5.62
30-Jun-99          5.65          5.78
31-Jul-99          5.79          5.90
31-Aug-99          5.87          5.97
30-Sep-99          5.75          5.88
31-Oct-99          5.96          6.02
30-Nov-99          6.11          6.19
31-Dec-99          6.34          6.44
31-Jan-00          6.68          6.67
29-Feb-00          6.60          6.41
31-Mar-00          6.31          6.00
30-Apr-00          6.54          6.21
31-May-00          6.52          6.27
30-Jun-00          6.19          6.03
31-Jul-00          6.15          6.03
31-Aug-00          5.97          5.73
30-Sep-00          5.85          5.80
31-Oct-00          5.81          5.75
30-Nov-00          5.43          5.47
31-Dec-00          4.98          5.11
31-Jan-01          4.77          5.11
28-Feb-01          4.66          4.90
31-Mar-01          4.56          4.92
30-Apr-01          4.89          5.34
31-May-01          4.91          5.38
30-Jun-01          4.95          5.41
31-Jul-01          4.53          5.05
31-Aug-01          4.38          4.83
30-Sep-01          3.80          4.59
31-Oct-01          3.48          4.23
30-Nov-01          4.06          4.75
31-Dec-01          4.30          5.05
31-Jan-02          4.37          5.04
28-Feb-02          4.19          4.88
31-Mar-02          4.81          5.40
30-Apr-02          4.41          5.09
31-May-02          4.36          5.05
30-Jun-02          4.03          4.80
31-Jul-02          3.45          4.46
31-Aug-02          3.22          4.15

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

YIELD CURVE
Average yields of AAA securities of six maturities

The yield curve grew steeper during the report period as short-term rates continued to fall, largely because of the struggles in the equity market and fears of a broader economic slowdown.

[LINE GRAPH]

                     Yields as of        Yields as of
                        9/1/01            8/31/02
3 Month                  3.43                1.67
6 Month                  3.40                1.66
2 Year                   3.79                2.13
5 Year                   4.53                3.22
10 Year                  4.96                4.14
30 Year                  5.48                4.93

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, because they are assumed to carry higher risk.

Data source: Bloomberg L.P.

     The fund seeks high current income with minimal changes in share price.

SCHWAB YIELDPLUS FUND(R)

[PHOTO OF KIM DAIFOTIS]

     KIM DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for management of the fund. Prior to joining the firm in 1997, he worked for more than 17 years in research and asset management.

TICKER SYMBOLS
Investor Shares: SWYPX
Select Shares(R): SWYSX

[GRAPHIC]

                        INTEREST RATE SENSITIVITY 1
CREDIT QUALITY 1         SHORT     MEDIUM    LONG
HIGH                      / /       / /      / /
MEDIUM                    /X/       / /      / /
LOW                       / /       / /      / /

MANAGER'S PERSPECTIVE

AS A GROUP, BONDS PERFORMED WELL COMPARED WITH OTHER ASSET CLASSES DURING THE REPORT PERIOD. Among Treasury, government agency and high quality corporate issues, at least two factors helped push short-term yields down and prices up. One factor was the Fed's lowering of short-term rates from 3.50% to 1.75% during the last four months of 2001. A second factor was high demand, as investors abandoned stocks.

Lower quality bonds underperformed their higher quality counterparts as investors demanded greater compensation in this difficult capital market environment. The yield spread between corporate bonds and Treasuries widened to historic highs. In spite of a high level of home refinancing, mortgage-backed securities performed well because of strong investor demand.

MARKET VOLATILITY LED MANY BOND FUNDS, INCLUDING THIS ONE, TO UNDERPERFORM THEIR BENCHMARKS. Normally, changes in bond credit ratings are incremental and isolated. But during this report period, many bonds were downgraded, with some quickly going from investment-grade to high yield. Bonds in this subset greatly underperformed the market.

OPPOSING FORCES ARE VYING TO CONTROL THE BOND MARKET'S FUTURE DIRECTION. Further economic weakness could mean continued low interest rates and high demand for quality bonds, particularly government guaranteed and highly rated corporate bonds. But economic improvement could push yields up and prices down. Future bond market trends are therefore likely to depend on the strength and timing of a recovery.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 8/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future. Definitions of style box categories: Sensitivity (measured as duration):
  Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS as of 8/31/02

This chart compares performance of the fund's Investor Shares with the Lehman Brothers U.S. Short Treasury: 9-12 Months Index and the Morningstar Ultrashort Bond Fund category. As of the end of the report period, the shares' 30- day SEC yield was 4.62%.(1)

[BAR CHART]

                                              Lehman
                                              U.S. Short
                            Investor          Treasury:     Peer group
                            Shares 1          9-12 Months   average 2
1 year                      1.89%             3.93%         0.89%
Since inception: 10/1/99    5.00%             5.53%         n/a

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares compared with a similar investment in the Lehman Brothers U.S. Short Treasury: 9 - 12 Months Index.

$11,531 INVESTOR SHARES 1

$11,705 LEHMAN U.S. SHORT TREASURY: 9-12 MONTHS

[LINE GRAPH]

                       Investor      Lehman U.S.
                       Shares 1      Short Treasury
01-Oct-99             $10,000       $10,000
31-Oct-99             $10,050       $10,034
30-Nov-99             $10,092       $10,060
31-Dec-99             $10,148       $10,088
31-Jan-00             $10,184       $10,124
29-Feb-00             $10,248       $10,175
31-Mar-00             $10,295       $10,226
30-Apr-00             $10,270       $10,276
31-May-00             $10,320       $10,321
30-Jun-00             $10,420       $10,401
31-Jul-00             $10,492       $10,457
31-Aug-00             $10,544       $10,490
30-Sep-00             $10,626       $10,552
31-Oct-00             $10,680       $10,601
30-Nov-00             $10,688       $10,671
31-Dec-00             $10,732       $10,771
31-Jan-01             $10,827       $10,890
28-Feb-01             $10,903       $10,937
31-Mar-01             $10,973       $11,012
30-Apr-01             $11,039       $11,063
31-May-01             $11,114       $11,126
30-Jun-01             $11,152       $11,159
31-Jul-01             $11,247       $11,230
31-Aug-01             $11,317       $11,262
30-Sep-01             $11,374       $11,366
31-Oct-01             $11,409       $11,433
30-Nov-01             $11,361       $11,452
31-Dec-01             $11,359       $11,480
31-Jan-02             $11,413       $11,491
28-Feb-02             $11,404       $11,517
31-Mar-02             $11,433       $11,500
30-Apr-02             $11,462       $11,570
31-May-02             $11,503       $11,595
30-Jun-02             $11,520       $11,650
31-Jul-02             $11,454       $11,691
31-Aug-02             $11,531       $11,705

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund performance reflects expense reductions by the fund's investment adviser
  (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's yield and returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 8/31/02, the total number of funds in the Morningstar Ultrashort Bond Fund category for the one-year period was 92.

SCHWAB YIELDPLUS FUND(R)

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 8/31/02

This chart compares performance of the fund's Select Shares with the Lehman Brothers U.S. Short Treasury:9-12 Months Index and the Morningstar Ultrashort Bond Fund category. As of the end of the report period, the shares' 30-day SEC yield was 4.77%. 1

[BAR CHART]

                                       Lehman
                                       U.S. Short
                           Select      Treasury:    Peer
                           Shares 1    9-12 Months  Group average 2
1 year                     2.04%       3.93%        0.89%
Since inception: 10/1/99   5.16%       5.53%         n/a

PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in the Lehman Brothers U.S. Short Treasury:9-12 Months Index.

$57,905 SELECT SHARES 1

$58,525 LEHMAN U.S. SHORT TREASURY:9-12 MONTHS

[LINE GRAPH]

                      Select        Lehman U.S.
                      Shares 1      Short Treasury
01-Oct-99             $50,000       $50,000
31-Oct-99             $50,260       $50,170
30-Nov-99             $50,470       $50,300
31-Dec-99             $50,755       $50,441
31-Jan-00             $50,945       $50,618
29-Feb-00             $51,270       $50,876
31-Mar-00             $51,515       $51,130
30-Apr-00             $51,395       $51,381
31-May-00             $51,650       $51,607
30-Jun-00             $52,105       $52,004
31-Jul-00             $52,475       $52,285
31-Aug-00             $52,790       $52,452
30-Sep-00             $53,210       $52,762
31-Oct-00             $53,485       $53,005
30-Nov-00             $53,535       $53,354
31-Dec-00             $53,760       $53,856
31-Jan-01             $54,240       $54,448
28-Feb-01             $54,575       $54,683
31-Mar-01             $54,985       $55,060
30-Apr-01             $55,325       $55,313
31-May-01             $55,710       $55,628
30-Jun-01             $55,850       $55,795
31-Jul-01             $56,390       $56,152
31-Aug-01             $56,750       $56,310
30-Sep-01             $56,985       $56,828
31-Oct-01             $57,225       $57,163
30-Nov-01             $56,990       $57,260
31-Dec-01             $56,985       $57,398
31-Jan-02             $57,205       $57,455
28-Feb-02             $57,225       $57,587
31-Mar-02             $57,380       $57,501
30-Apr-02             $57,530       $57,851
31-May-02             $57,745       $57,973
30-Jun-02             $57,835       $58,251
31-Jul-02             $57,515       $58,455
31-Aug-02             $57,905       $58,525

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund performance reflects expense reductions by the fund's investment adviser
  (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's yield and returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 8/31/02, the total number of funds in the Morningstar Ultrashort Bond Fund category for the one-year period was 92.

FUND FACTS

TOP TEN HOLDINGS 1 as of 8/31/02

     SECURITY                                                      RATE         MATURITY DATE     % OF INVESTMENTS
------------------------------------------------------------------------------------------------------------------
 (1) ATLANTIS TWO FUNDING CORP.                                    2.10%            9/3/02              1.6%
------------------------------------------------------------------------------------------------------------------
 (2) SKANDINAVISKA ENSKILDA BANKEN, 144A                           6.50%            6/4/03              1.6%
------------------------------------------------------------------------------------------------------------------
 (3) MASTER ASSET SECURITIZATION TRUST Series 2002-4 Class A       5.30%           9/30/32              1.6%
------------------------------------------------------------------------------------------------------------------
 (4) FIRST HORIZON ASSET SECURITIES, INC.                          5.50%           5/25/32              1.4%
     Series 2002-2 Class 2A15
------------------------------------------------------------------------------------------------------------------
 (5) COUNTRYWIDE HOME LOAN Series K                                2.31%          11/11/02              1.3%
------------------------------------------------------------------------------------------------------------------
 (6) LIMESTONE ELECTRON TRUST, 144A                                8.63%           3/15/03              1.2%
------------------------------------------------------------------------------------------------------------------
 (7) RAYTHEON CO.                                                  7.90%            3/1/03              1.2%
------------------------------------------------------------------------------------------------------------------
 (8) SIMON PROPERTY GROUP L.P., INC.                               6.63%           6/15/03              1.1%
------------------------------------------------------------------------------------------------------------------
 (9) TCI COMMUNICATIONS, INC.                                      6.38%            5/1/03              1.1%
------------------------------------------------------------------------------------------------------------------
(10) ATLANTIS TWO FUNDING CORP.                                    2.15%           9/12/02              1.1%
------------------------------------------------------------------------------------------------------------------
     TOTAL                                                                                             13.2%

DIVIDENDS PAID in each fiscal year

[BAR CHART]

                        Investor      Select
                        Shares        Shares
2000 2                   0.61          0.62
2001                     0.62          0.64
2002                     0.44          0.45

Income dividends per share

DAILY NAV as of 8/31/02

This chart shows the fund's daily NAV history for Investor
Shares and Select Shares over the report period.

[LINE GRAPH]

                       Investor      Select
                       Shares        Shares
01-Sep-01               10.00         10.00
04-Sep-01                9.98          9.98
05-Sep-01                9.98          9.98
06-Sep-01                9.99          9.99
07-Sep-01               10.00         10.00
10-Sep-01               10.00         10.00
12-Sep-01               10.00         10.00
13-Sep-01               10.00         10.00
14-Sep-01               10.03         10.03
17-Sep-01               10.02         10.02
18-Sep-01               10.02         10.02
19-Sep-01               10.03         10.03
20-Sep-01               10.02         10.02
21-Sep-01               10.01         10.01
24-Sep-01               10.00         10.00
25-Sep-01               10.00         10.00
26-Sep-01               10.00         10.00
27-Sep-01               10.01         10.01
28-Sep-01               10.01         10.00
01-Oct-01               10.01         10.01
02-Oct-01               10.00         10.00
03-Oct-01               10.01         10.01
04-Oct-01               10.01         10.01
05-Oct-01               10.01         10.01
08-Oct-01               10.01         10.01
09-Oct-01               10.01         10.01
10-Oct-01               10.01         10.01
11-Oct-01               10.01         10.01
12-Oct-01               10.01         10.00
15-Oct-01               10.01         10.01
16-Oct-01               10.01         10.01
17-Oct-01               10.01         10.01
18-Oct-01               10.01         10.01
19-Oct-01               10.01         10.01
22-Oct-01               10.01         10.01
23-Oct-01               10.01         10.01
24-Oct-01               10.00         10.00
25-Oct-01               10.00         10.00
26-Oct-01               10.00         10.00
29-Oct-01               10.00          9.99
30-Oct-01               10.00          9.99
31-Oct-01               10.00         10.00
01-Nov-01                9.99          9.99
02-Nov-01                9.98          9.98
05-Nov-01                9.98          9.98
06-Nov-01                9.98          9.98
07-Nov-01                9.98          9.98
08-Nov-01                9.98          9.98
09-Nov-01                9.99          9.99
12-Nov-01                9.99          9.99
13-Nov-01                9.99          9.99
14-Nov-01                9.98          9.98
15-Nov-01                9.97          9.97
16-Nov-01                9.96          9.96
19-Nov-01                9.96          9.96
20-Nov-01                9.95          9.95
21-Nov-01                9.94          9.94
23-Nov-01                9.94          9.94
26-Nov-01                9.93          9.93
27-Nov-01                9.93          9.93
28-Nov-01                9.91          9.91
29-Nov-01                9.92          9.91
30-Nov-01                9.92          9.92
03-Dec-01                9.92          9.92
04-Dec-01                9.93          9.92
05-Dec-01                9.91          9.91
06-Dec-01                9.90          9.90
07-Dec-01                9.90          9.89
10-Dec-01                9.90          9.90
11-Dec-01                9.90          9.90
12-Dec-01                9.90          9.90
13-Dec-01                9.89          9.89
14-Dec-01                9.88          9.88
17-Dec-01                9.88          9.88
18-Dec-01                9.89          9.89
19-Dec-01                9.89          9.89
20-Dec-01                9.88          9.88
21-Dec-01                9.88          9.88
24-Dec-01                9.88          9.88
26-Dec-01                9.87          9.87
27-Dec-01                9.87          9.87
28-Dec-01                9.88          9.87
31-Dec-01                9.88          9.88
02-Jan-02                9.87          9.87
03-Jan-02                9.87          9.87
04-Jan-02                9.88          9.88
07-Jan-02                9.88          9.88
08-Jan-02                9.89          9.89
09-Jan-02                9.88          9.88
10-Jan-02                9.89          9.89
11-Jan-02                9.90          9.90
14-Jan-02                9.90          9.90
15-Jan-02                9.90          9.90
16-Jan-02                9.90          9.90
17-Jan-02                9.89          9.89
18-Jan-02                9.89          9.89
22-Jan-02                9.89          9.89
23-Jan-02                9.89          9.89
24-Jan-02                9.89          9.88
25-Jan-02                9.88          9.88
28-Jan-02                9.88          9.88
29-Jan-02                9.89          9.89
30-Jan-02                9.88          9.88
31-Jan-02                9.89          9.88
01-Feb-02                9.89          9.89
04-Feb-02                9.89          9.89
05-Feb-02                9.88          9.88
06-Feb-02                9.87          9.87
07-Feb-02                9.87          9.87
08-Feb-02                9.87          9.87
11-Feb-02                9.87          9.87
12-Feb-02                9.86          9.86
13-Feb-02                9.86          9.86
14-Feb-02                9.85          9.85
15-Feb-02                9.86          9.86
19-Feb-02                9.85          9.85
20-Feb-02                9.85          9.85
21-Feb-02                9.85          9.84
22-Feb-02                9.85          9.85
25-Feb-02                9.85          9.85
26-Feb-02                9.84          9.84
27-Feb-02                9.85          9.85
28-Feb-02                9.85          9.85
01-Mar-02                9.85          9.85
04-Mar-02                9.85          9.85
05-Mar-02                9.85          9.85
06-Mar-02                9.85          9.85
07-Mar-02                9.84          9.84
08-Mar-02                9.84          9.83
11-Mar-02                9.83          9.83
12-Mar-02                9.84          9.84
13-Mar-02                9.84          9.84
14-Mar-02                9.84          9.84
15-Mar-02                9.84          9.83
18-Mar-02                9.84          9.84
19-Mar-02                9.84          9.84
20-Mar-02                9.83          9.83
21-Mar-02                9.83          9.83
22-Mar-02                9.83          9.83
25-Mar-02                9.83          9.83
26-Mar-02                9.83          9.83
27-Mar-02                9.83          9.83
28-Mar-02                9.84          9.84
01-Apr-02                9.84          9.84
02-Apr-02                9.84          9.84
03-Apr-02                9.84          9.84
04-Apr-02                9.84          9.84
05-Apr-02                9.84          9.84
08-Apr-02                9.84          9.84
09-Apr-02                9.84          9.84
10-Apr-02                9.84          9.84
11-Apr-02                9.84          9.84
12-Apr-02                9.84          9.84
15-Apr-02                9.85          9.85
16-Apr-02                9.84          9.84
17-Apr-02                9.85          9.85
18-Apr-02                9.85          9.85
19-Apr-02                9.85          9.85
22-Apr-02                9.85          9.85
23-Apr-02                9.84          9.84
24-Apr-02                9.85          9.85
25-Apr-02                9.84          9.84
26-Apr-02                9.85          9.85
29-Apr-02                9.85          9.85
30-Apr-02                9.83          9.83
01-May-02                9.82          9.82
02-May-02                9.82          9.82
03-May-02                9.83          9.83
06-May-02                9.82          9.82
07-May-02                9.83          9.83
08-May-02                9.82          9.82
09-May-02                9.83          9.83
10-May-02                9.83          9.83
13-May-02                9.83          9.83
14-May-02                9.82          9.82
15-May-02                9.82          9.82
16-May-02                9.82          9.82
17-May-02                9.82          9.82
20-May-02                9.82          9.82
21-May-02                9.82          9.82
22-May-02                9.83          9.83
23-May-02                9.83          9.82
24-May-02                9.82          9.82
28-May-02                9.83          9.82
29-May-02                9.83          9.83
30-May-02                9.83          9.83
31-May-02                9.83          9.83
03-Jun-02                9.83          9.83
04-Jun-02                9.83          9.83
05-Jun-02                9.83          9.83
06-Jun-02                9.82          9.82
07-Jun-02                9.81          9.81
10-Jun-02                9.81          9.81
11-Jun-02                9.82          9.82
12-Jun-02                9.82          9.82
13-Jun-02                9.83          9.82
14-Jun-02                9.83          9.83
17-Jun-02                9.83          9.83
18-Jun-02                9.83          9.83
19-Jun-02                9.84          9.84
20-Jun-02                9.84          9.83
21-Jun-02                9.84          9.83
24-Jun-02                9.83          9.83
25-Jun-02                9.83          9.83
26-Jun-02                9.82          9.82
27-Jun-02                9.81          9.80
28-Jun-02                9.81          9.81
01-Jul-02                9.80          9.80
02-Jul-02                9.80          9.80
03-Jul-02                9.80          9.80
05-Jul-02                9.79          9.79
08-Jul-02                9.79          9.79
09-Jul-02                9.79          9.79
10-Jul-02                9.80          9.80
11-Jul-02                9.80          9.80
12-Jul-02                9.80          9.80
15-Jul-02                9.80          9.80
16-Jul-02                9.79          9.79
17-Jul-02                9.78          9.78
18-Jul-02                9.78          9.78
19-Jul-02                9.78          9.78
22-Jul-02                9.77          9.77
23-Jul-02                9.76          9.76
24-Jul-02                9.70          9.70
25-Jul-02                9.70          9.70
26-Jul-02                9.69          9.69
29-Jul-02                9.69          9.69
30-Jul-02                9.70          9.70
31-Jul-02                9.72          9.72
01-Aug-02                9.75          9.75
02-Aug-02                9.76          9.76
05-Aug-02                9.75          9.75
06-Aug-02                9.74          9.74
07-Aug-02                9.74          9.74
08-Aug-02                9.73          9.73
09-Aug-02                9.73          9.73
12-Aug-02                9.73          9.73
13-Aug-02                9.73          9.72
14-Aug-02                9.73          9.72
15-Aug-02                9.73          9.73
16-Aug-02                9.72          9.71
19-Aug-02                9.72          9.72
20-Aug-02                9.74          9.73
21-Aug-02                9.74          9.74
22-Aug-02                9.74          9.74
23-Aug-02                9.75          9.75
26-Aug-02                9.75          9.75
27-Aug-02                9.75          9.75
28-Aug-02                9.75          9.75
29-Aug-02                9.75          9.75
30-Aug-02                9.75          9.75


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Period from the fund's inception on 10/1/99 through 8/31/00.

SCHWAB YIELDPLUS FUND(R)

COMPOSITION OF THE FUND'S PORTFOLIO as of 8/31/02

All figures are shown as a percentage of the fund's investments. Holdings may have changed since the report date.

BY SECURITY TYPE

[PIE CHART]

61.2%   Corporate Bonds
31.5%   Collateralized Mortgage Obligations
 6.1%   Commercial Paper & Other Corporate Obligations
 1.1%   Preferred Stock
 0.1%   U.S. Government Securities

BY CREDIT QUALITY 1

[PIE CHART]

31.6%   AAA
 0.8%   AA
16.8%   A
40.1%   BBB
 4.5%   BB
 6.2%   Unrated Securities

BY MATURITY

[PIE CHART]

48.1%   0-6 months
42.4%   7-18 months
 7.2%   19-30 months
 2.3%   More than 30 months

STATISTICS as of 8/31/02

                                                  PEER GROUP
                                        FUND       AVERAGE 2
-------------------------------------------------------------
Number of holdings                      202          180
-------------------------------------------------------------
12-Month yield                         4.50%        4.14%
-------------------------------------------------------------
Weighted average rate                  5.77%        4.93%
-------------------------------------------------------------
Weighted average maturity               1.3 yrs      2.6 yrs
-------------------------------------------------------------
Weighted average duration               0.4 yrs      1.0 yrs
-------------------------------------------------------------
Weighted average credit quality           A           AA
-------------------------------------------------------------

EXPENSE RATIO as of 8/31/02

[BAR CHART]

Investor Shares                    0.55% 3
Select Shares                      0.40% 4
Peer group average                 0.91% 2

1 Based on ratings by Standard & Poor's and Moody's. Where ratings are different, the chart uses the higher rating.

2 Source: Morningstar, Inc. As of 8/31/02, there were 96 funds in the
  Morningstar Ultrashort Bond Fund category.

3 Guaranteed by Schwab and the investment adviser (excluding interest, taxes and certain non-routine expenses) through 11/15/02.

4 Guaranteed by Schwab and the investment adviser (excluding interest, taxes and certain non-routine expenses) through 11/15/02.

SCHWAB YIELDPLUS FUND(R) -- FINANCIALS

FINANCIAL TABLES

      These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

      Look online at www.schwab.com/schwabfunds/how2read for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                              9/1/01-    9/1/00-    10/1/99 1-
INVESTOR SHARES                               8/31/02    8/31/01    8/31/00
------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value at beginning of period          10.00       9.92         10.00
                                               -------------------------------
Income from investment operations:
  Net investment income                          0.42       0.62          0.61
  Net realized and unrealized gains or losses   (0.23)      0.08         (0.08)
                                               -------------------------------
  Total income from investment operations        0.19       0.70          0.53
Less distributions:
  Dividends from net investment income          (0.44)     (0.62)        (0.61)
                                               -------------------------------
Net asset value at end of period                 9.75      10.00          9.92
                                               ===============================
Total return (%)                                 1.89       7.33          5.44 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                             0.55       0.55          0.55 3,4
Expense reductions reflected in above ratio      0.07       0.16          0.24 3
Ratio of net investment income to
  average net assets                             4.36       6.03          6.72 3
Portfolio turnover rate                            42        106            81
Net assets, end of period ($ x 1,000,000)         392        185            53

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.56% if non-routine expenses (proxy fees) had been included.

                                                            See financial notes.

SCHWAB YIELDPLUS FUND(R) -- FINANCIALS

                                                9/1/01-   9/1/00-   10/1/99 1-
SELECT SHARES(R)                                8/31/02   8/31/01   8/31/00
------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value at beginning of period            10.00      9.92        10.00
                                               -------------------------------
Income from investment operations:
  Net investment income                            0.44      0.64         0.62
  Net realized and unrealized gains or losses     (0.24)     0.08        (0.08)
                                               -------------------------------
  Total income from investment operations          0.20      0.72         0.54
Less distributions:
  Dividends from net investment income            (0.45)    (0.64)       (0.62)
                                               -------------------------------
Net asset value at end of period                   9.75     10.00         9.92
                                               ===============================
Total return (%)                                   2.04      7.50         5.58 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.40      0.40         0.40 3,4
Expense reductions reflected in above ratio        0.07      0.16         0.24 3
Ratio of net investment income to
  average net assets                               4.52      6.18         6.88 3
Portfolio turnover rate                              42       106           81
Net assets, end of period ($ x 1,000,000)         1,443       772          219

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.41% if non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of August 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 =  Delayed-delivery security

 @  Collateral for futures contracts

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

61.2%   CORPORATE BONDS
        Market Value: $1,151,638
        Cost: $1,157,399

31.5%   COLLATERALIZED MORTGAGE OBLIGATIONS
        Market Value: $592,918
        Cost: $586,553

6.1%    COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
        Market Value: $115,715
        Cost: $115,715

1.1%    PREFERRED STOCK
        Market Value: $20,564
        Cost: $20,300

0.1%    U.S. GOVERNMENT SECURITIES
        Market Value: $995
        Cost: $995

0.0%    OTHER INVESTMENT COMPANIES
        Market Value: $522
        Cost: $522
--------------------------------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $1,882,352
        Cost: $1,881,484

       SECURITY
       SERIES                                          FACE VALUE     MKT. VALUE
           RATE, MATURITY DATE                        ($ x 1,000)    ($ x 1,000)
       CORPORATE BONDS 61.2% of investments
       -------------------------------------------------------------------------

       FIXED-RATE OBLIGATIONS  42.8%
       -------------------------------------------------------------------------
       ABC FAMILY WORLDWIDE, INC.
           9.25%, 11/01/02                                  4,515          4,741
           10.25%, 11/01/02                                13,573         14,353

       AOL TIME WARNER, INC.
           6.85%, 01/15/03                                 16,020         15,773

       ARCHSTONE-SMITH TRUST
           7.15%, 10/15/03                                 14,500         15,060

       BEAR STEARNS COMPANY, INC.
           6.13%, 02/01/03                                  2,675          2,715

       BECKMA COULTER, INC. 144A
           7.10%, 03/04/03                                 12,465         12,686

       CANADIAN OCCIDENTAL PETROLEUM
           7.13%, 02/04/04                                  5,000          5,254

       CAPITAL ONE BANK
           6.38%, 02/15/03                                  4,950          4,856
           6.50%, 07/30/04                                 10,000          9,170

       CAPITAL ONE FINANCIAL
           7.25%, 12/01/03                                  5,000          4,416

       CARPENTER TECHNOLOGY
       Series B
           6.28%, 04/07/03                                 11,808         12,040

       CEMEX, S.A. 144A
           8.63%, 07/18/03                                 17,500         18,375

       CENDANT CORP.
           7.75%, 12/01/03                                 19,966         19,996

       CINERGY CORP.
           6.25%, 09/01/04                                 10,000         10,314

       CIT GROUP, INC.
           7.50%, 11/13/03                                 20,010         20,722

     @ CLEAR CHANNEL COMMUNICATIONS, INC.
           7.25%, 09/15/03                                 20,000         20,301

       COUNTRYWIDE FUNDING CORP.
       Series B
           6.98%, 03/28/03                                     90             92

       COX COMMUNICATIONS, INC.
           6.50%, 11/15/02                                    940            934

       COX RADIO, INC., 144A
           6.25%, 05/15/03                                 12,705         12,762


                                                            See financial notes.

SCHWAB YIELDPLUS FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS As of August 31, 2002.  Continued

       SECURITY
       SERIES                                    FACE VALUE     MKT. VALUE
           RATE, MATURITY DATE                  ($ x 1,000)    ($ x 1,000)
     @ CUMMINS, INC.
           6.25%, 03/01/03                           14,550         14,534

       DAIMLERCHYSLER N.A. HOLDINGS
           7.75%, 05/27/03                              255            264

     @ DANA CREDIT CORP., 144A
           7.25%, 12/16/02                           10,000          9,850

     @ DIME BANCORP, INC.
           9.00%, 12/19/02                           14,275         14,535

       DOLE FOODS CO.
           7.00%, 05/15/03                           11,415         11,626

       DR. HORTON, INC.
           8.38%, 06/15/04                            5,000          5,025

       EOP OPERATING, L.P.
           6.38%, 02/15/03                            8,200          8,333
           7.38%, 11/15/03                            5,000          5,237

       ERAC USA FINANCE CO., 144A
     @     6.38%, 05/15/03                           12,500         12,746
           7.50%, 06/15/03                            6,050          6,257
           6.95%, 03/01/04                            3,575          3,739

       ERP OPERATING, L.P.
           6.65%, 11/15/03                            1,500          1,573

       FEDERATED DEPARTMENT STORES, INC.
           8.13%, 10/15/02                            4,105          4,128

       FORD MOTOR CREDIT
           6.00%, 01/14/03                              500            504
           6.13%, 04/28/03                              200            203

       GAP, INC.
           5.63%, 05/01/03                           15,680         15,369

       GENERAL MOTORS ACCEPTANCE CORP.
           5.63%, 01/15/03                              200            202
           6.38%, 01/30/04                            3,000          3,075

       GS ESCROW CORP.
           7.00%, 08/01/03                            4,300          4,443

       GTE CALIFORNIA, INC.
       Series B
           6.75%, 03/15/04                            5,000          5,167

       HCA, INC.
           8.13%, 08/04/03                            2,445          2,536
           6.87%, 09/15/03                            4,675          4,809
           7.15%, 03/30/04                            3,000          3,131

       HEALTH CARE PROPERTIES
       Series B
           6.66%, 03/06/03                            5,000          5,109

       HEALTHSOUTH CORP., 144A
           3.25%, 04/01/03                            7,500          7,172

       HRPT PROPERTIES TRUST
       Series CL-A
           6.75%, 12/18/02                           13,000         13,116
           8.38%, 06/15/11                            2,323          2,647
       HUSKY OIL LTD.
           6.88%, 11/15/03                           10,500         10,975

       INTERNATIONAL PAPER CO.
           8.00%, 07/08/03                           11,760         12,260

       ITT CORP.
       6.75%, 11/15/03                               12,500         12,379

       J.C. PENNEY & CO.
           6.13%, 11/15/03                            7,185          7,080

       J.P. MORGAN & CO., INC.
           8.50%, 08/15/03                            2,235          2,366

       KN ENERGY, INC.
           6.45%, 03/01/03                            9,300          9,435

       LEHMAN BROTHERS HOLDINGS, INC.
           8.75%, 03/15/05                            7,950          8,961

  @(6) LIMESTONE ELECTRON TRUST, 144A
           8.63%, 03/15/03                           23,460         23,240

       LITTON INDUSTRIES, INC.
           6.05%, 04/15/03                            8,000          8,140

       MASCO CORP.
           6.00%, 05/03/04                           14,500         15,124

       MCKESSON FINANCE OF CANADA, 144A
           6.55%, 11/01/02                            2,050          2,057

       MERITA BANK YANKEE, 144A
           7.15%, 09/11/02                           20,125         20,142

       NATIONAL CONSUMER COOPERATIVE BANK
           6.21%, 01/13/03                            5,000          5,073

       NAVISTAR INTERNATIONAL
       Series B
           7.00%, 02/01/03                            2,900          2,878

       NEWS AMERICA, INC.
           6.70%, 05/21/04                            4,500          4,610

       NORFOLK SOUTHERN CORP.
           8.38%, 05/15/05                            3,695          4,167


See financial notes.

       SECURITY
       SERIES                                          FACE VALUE     MKT. VALUE
           RATE, MATURITY DATE                        ($ x 1,000)    ($ x 1,000)
       PDVSA FINANCE, LTD.
       Series 1998-1
           6.45%, 02/15/04                                  3,002          2,958
       Series 1999-F
           8.75%, 02/15/04                                  7,767          7,787

       PETROLEOS MEXICANOS, 144A
           6.50%, 02/01/05                                  5,000          5,137

       PNC FUNDING CORP.
           6.88%, 03/01/03                                  8,740          8,943
           6.13%, 09/01/03                                  1,200          1,242
           7.75%, 06/01/04                                  1,350          1,451

       PROTECTIVE LIFE U.S. FUNDING TRUST, 144A
           5.50%, 05/14/04                                  7,000          7,311

       PULTE HOMES, INC.
     @     9.50%, 04/01/03                                  5,000          5,146
           7.00%, 12/15/03                                  7,925          8,193
           8.38%, 08/15/04                                  1,500          1,600

  @(7) RAYTHEON CO.
           7.90%, 03/01/03                                 22,055         22,484

       ROYAL CARIBBEAN CRUISES
           7.13%, 09/18/02                                 15,526         15,487

     @ RYDER SYSTEMS, INC.
       Series 14
           6.14%, 10/27/03                                  5,000          5,144

       SEARS ROEBUCK ACCEPTANCE CORP.
           6.90%, 08/01/03                                  2,000          2,080

   (8) SIMON PROPERTY GROUP L.P., INC.
           6.63%, 06/15/03                                 20,870         21,484

   (2) SKANDINAVISKA ENSKILDA BANKEN, 144A
           6.50%, 06/04/03                                 28,860         29,466

       SPIEKER PROPERTIES, L.P.
           6.95%, 12/15/02                                    450            455

     @ SPRINT CAPITAL CORP.
           5.70%, 11/15/03                                 18,585         17,212

       SUPERVALU, INC.
           7.80%, 11/15/02                                 11,565         11,649

  @(9) TCI COMMUNICATIONS, INC.
           6.38%, 05/01/03                                 22,000         21,399

       TOSCO CORP.
           8.25%, 05/15/03                                  1,400          1,453

       TRITON ENERGY, LTD.
           8.88%, 10/01/07                                 12,281         13,755

       TXU CORP.
       Series D
           5.52%, 08/16/03                                 11,000         10,907

       TYCO INTERNATIONAL GROUP, SA
           6.25%, 06/15/03                                 10,000          9,502

       UNION BANK OF NORWAY, 144A
           7.35%, 07/09/03                                  7,000          7,176

       USA WASTE SERVICES, INC.
           6.50%, 12/15/02                                 14,200         14,264

       VODAFONE GROUP, PLC
           7.00%, 10/01/03                                 15,000         15,618

       WASTE MANAGEMENT, INC.
           7.70%, 10/01/02                                  7,400          7,409

       WILLIAMS HOLDINGS OF DELAWARE
           6.13%, 12/01/03                                  8,400          6,678

       YORK INTERNATIONAL CORP.
           6.75%, 03/01/03                                  3,500          3,560
                                                                     -----------
                                                                         805,727

       VARIABLE RATE OBLIGATIONS 18.4%
       -------------------------------------------------------------------------
       AB SPINTAB
           2.81%, 10/31/02                                  6,500          6,384

       ALLETE
           2.71%, 10/21/02                                  5,000          4,986

       BNP PARIBAS
           2.51%, 09/20/02                                  5,500          5,434

       BOISE CASCADE CO.
       Series A
           3.86%, 10/15/02                                 15,000         15,021

       BOMBARDIER CAPITAL, INC., 144A
           3.90%, 11/21/02                                  5,000          5,003
           4.02%, 11/21/02                                 15,000         15,017

       CENTEX CORP.
       Series E
           3.61%, 10/22/02                                 20,000         19,997

       CHRYSLER FINANCIAL CO., L.L.C.
       Series R
           1.93%, 09/18/02                                    800            797

   (5) COUNTRYWIDE HOME LOAN
       Series K
           2.31%, 11/11/02                                 25,000         25,001


                                                            See financial notes.

SCHWAB YIELDPLUS FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS As of August 31, 2002.  Continued

       SECURITY
       SERIES                                          FACE VALUE     MKT. VALUE
           RATE, MATURITY DATE                        ($ x 1,000)    ($ x 1,000)
       DAIMLER CHRYSLER, N.A.
       Series C
           2.32%, 11/04/02                                 20,000         19,830

       DUKE CAPITAL CORP., 144A
           2.46%, 09/30/02                                 10,000          9,913

       FORD MOTOR CREDIT
           3.73%, 10/25/02                                 17,800         17,055

       FRANCE TELECOM, 144A
           3.64%, 09/16/02                                 15,000         14,771

       GENERAL MOTORS ACCEPTANCE CORP.
           2.11%, 10/07/02                                 10,000          9,699
           2.61%, 11/04/02                                 10,000          9,774

       GOLDEN STATE HOLDINGS
           2.82%, 11/01/02                                  2,500          2,490

       GULF STATES UTILITIES, 144A
           3.20%, 09/03/02                                 15,000         14,956

       HCA, INC.
           3.38%, 09/19/02                                  5,000          5,000

       HERTZ CORP.
           2.28%, 11/13/02                                  6,800          6,314

       HOUSEHOLD FINANCE CORP.
           2.13%, 09/24/02                                  6,900          6,837

       INDIANA MICHIGAN POWER
           2.52%, 09/03/02                                  2,500          2,500

       KINDER MORGAN, INC., 144A
           2.81%, 10/10/02                                 15,000         15,002

       LILLY DEL MAR, INC., 144A
           3.01%, 11/05/02                                  5,000          4,981

       MBNA CORP.
       Series F
           2.84%, 09/12/02                                  5,000          4,961
           2.78%, 11/18/02                                 13,000         12,877
           3.53%, 11/26/02                                 11,000         11,012

       NATIONAL CONSUMER COOPERATIVE BANK
       Series B
           3.91%, 10/07/02                                 10,000         10,015
           4.06%, 11/05/02                                 10,000         10,013

       NATIONS BANK CAPITAL TRUST III
           2.41%, 10/15/02                                  3,500          3,137

       NEVADA POWER CO.
           3.51%, 10/15/02                                  5,000          4,698

       POPULAR N.A., INC.
           3.51%, 10/15/02                                 15,000         15,156

       SOCIETE GENERALE
           2.48%, 10/18/02                                  6,200          6,051

       VERIZON WIRELESS CAPITAL, L.L.C.
           2.29%, 09/17/02                                 17,500         16,217

       WEYERHAEUSER CO., 144A
           3.09%, 09/15/02                                 15,000         15,012
                                                                     -----------
                                                                         345,911

       COLLATERALIZED MORTGAGE OBLIGATIONS
       31.5% of investments
       -------------------------------------------------------------------------

       NON-U.S. GOVERNMENT AGENCY SECURITIES  23.7%
       -------------------------------------------------------------------------
       ABN AMRO MORTGAGE CORP.
       Series 2001-1 Class A1
           6.00%, 05/25/31                                  1,092          1,093

       BANK OF AMERICA MORTGAGE SECURITIES
       Series 2001-E Class A2
           5.62%, 11/25/05                                 15,000         15,948
       Series 2001-F Class A2
           5.61%, 10/31/31                                  7,062          7,336
       Series 2001-H Class A1
           5.37%, 12/31/31                                  8,480          8,776
       Series 2002-A Class A1
           5.24%, 02/25/32                                  7,337          7,546

       CHASE MORTGAGE FINANCE CORP.
       Series 2002-S4 Class A3
           5.75%, 02/25/32                                 18,874         19,330

       COUNTRYWIDE ALTERNATIVE LOAN TRUST
       Series 2001-5 Class A1
           6.50%, 02/28/31                                  8,080          8,259
       Series 2001-7 Class A10
           6.50%, 08/25/31                                  8,148          8,365
       Series 2002-6 Class A4
           5.25%, 05/25/32                                 18,157         18,482

       COUNTRYWIDE HOME LOANS
       Series 2001-23 Class 2A
           5.41%, 10/31/31                                  7,946          8,024


See financial notes.

       SECURITY
       SERIES                                          FACE VALUE     MKT. VALUE
           RATE, MATURITY DATE                        ($ x 1,000)    ($ x 1,000)
       Series 2001-23 Class 3A2
           6.25%, 10/31/31                                 10,540         10,778
       Series 2001-HYB2 Class 2A
           6.35%, 11/30/31                                 11,476         11,810
       Class 2002-1 Class 1A1
           5.36%, 12/19/31                                  8,933          9,108
       Series 2002-7 Class 3A2
           5.42%, 04/20/32                                 19,624         19,963
       Series 2002-HYB1 Class 1A1
           5.43%, 05/25/32                                 18,520         18,758
       Series 2002-HYB1 Class 5A2
           5.43%, 07/19/32                                 10,025         10,088
       Series 2002-HYB2 Class 4A1
           5.00%, 08/20/32                                 18,532         18,723

   (4) FIRST HORIZON ASSET SECURITIES, INC.
       Series 2002-2 Class 2A15
           5.50%, 05/25/32                                 25,811         26,435

       GSR MORTGAGE LOAN TRUST
       Series 2002-3F Class 2AB3
           5.50%, 12/25/31                                 14,554         14,760

       IMPAC SECURED ASSET COMMON OWNER TRUST
       Series 2001-8 Class A1
           6.50%, 02/25/31                                  6,008          6,159

       MASTER ADJUSTABLE RATE MORTGAGES TRUST
     = Series 2002-04 Class 3A
           5.27%, 09/01/32                                 15,000         15,223
     = Series 2002-04 Class PT
           5.45%, 10/25/32                                 16,747         17,003

  =(3) MASTER ASSET SECURITIZATION TRUST
       Series 2002-4 Class A
           5.30%, 09/30/32                                 28,800         29,322

       NORWEST ASSET SECURITIES CORP.
       Series 1999-20 Class A9
           7.25%, 08/25/29                                  9,189          9,304

       PRUDENTIAL HOME MORTGAGE SECURITIES
       Series 1994-20 Class A8
           6.55%, 05/25/09                                  1,180          1,188

       RESIDENTIAL ACCREDIT LOANS, INC.
       Series 1999-QS8 Class A1
           6.50%, 06/25/14                                 15,339         15,874
       Series 2000-QS4 Class NB
           7.50%, 03/25/15                                  6,047          6,303

       RESIDENTIAL FUNDING MORTGAGE SECURITIES I TRUST
       Series 1993-S13 Class A9
           6.52%, 03/25/08                                  2,713          2,709
       Series 1999-S21 Class A7
           7.00%, 09/25/10                                  1,488          1,516
       Series 1999-S13 Class A4
           6.00%, 05/25/29                                 10,000         10,327
       Series 2001-S15 Class A1
           6.75%, 07/25/31                                  7,262          7,353

       RESIDENTIAL FUNDING SECURITIES CORP.
       Series 2001-RM1 Class A
           6.18%, 12/25/29                                  4,323          4,399

       RYLAND MORTGAGE SECURITIES CORP.
       Series 1993-3 Class 9
           6.71%, 08/25/08                                  1,160          1,165

       SEARS MORTGAGE SECURITIES
       Series 1993-11 Class T5
           7.04%, 07/25/23                                  3,566          3,580

       STRUCTURED ASSET SECURITIES CORP.
       Series 2001-14A Class 2A1
           6.05%, 08/25/31                                  5,948          6,048

       WASHINGTON MUTUAL MSC MORTGAGE PASS-THROUGH
       Series 2001-AR1 Class A
           6.03%, 12/12/31                                 11,463         11,661
       Series 2002-AR7 Class A1B
           5.51%, 07/05/32                                  9,490          9,778

       WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
       Series 2000-8 Class A1
           7.00%, 09/25/30                                    428            429
       Series 2001-15 Class 2A1
           6.00%, 07/25/31                                  6,995          7,036
       Series 2001-25 Class IA1
           6.20%, 09/25/31                                  5,346          5,417
       Series 2002-A Class A2
           5.90%, 03/25/32                                 14,633         14,995
     = Series 2002-G Class A
           5.22%, 09/01/32                                 15,000         15,206
                                                                     -----------
                                                                         445,577

       U.S. GOVERNMENT AGENCY SECURITIES  7.8%
       -------------------------------------------------------------------------
       FANNIE MAE
           5.15%, 01/31/31                                  7,396          7,599
           5.80%, 06/01/31                                  4,105          4,231
           6.05%, 07/01/31                                  6,086          6,299
           6.10%, 07/01/31                                  6,962          7,169
           6.05%, 08/01/31                                 12,451         12,813
           5.53%, 10/01/31                                  7,590          7,789
           5.56%, 11/01/31                                  9,490          9,728


                                                            See financial notes.

SCHWAB YIELDPLUS FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS As of August 31, 2002. Continued

       SECURITY
       SERIES                                          FACE VALUE     MKT. VALUE
           RATE, MATURITY DATE                        ($ x 1,000)    ($ x 1,000)
           5.80%, 11/01/31                                 11,988         12,361
           6.24%, 08/01/39                                  9,109          9,387
       Series G93-31 Class PJ
           6.55%, 10/25/20                                  9,352          9,605
       Series 1993-20 Class G
           7.00%, 02/25/21                                  6,724          6,873
       Series 1999-40 Class OC
           6.30%, 11/25/21                                  2,991          2,999

       FREDDIE MAC
           6.00%, 05/01/08                                  3,437          3,568
           5.50%, 08/01/11                                  3,563          3,701
           6.10%, 07/01/29                                 15,340         15,861
           6.53%, 04/01/31                                  7,164          7,521
           5.45%, 10/01/31                                  9,123          9,389
       Series 61 Class D
           9.30%, 11/15/20                                  1,732          1,781
       Series 1921 Class C
           6.50%, 07/15/24                                  2,230          2,269

       VENDEE MORTGAGE TRUST
       Series 2001-1 Class 2B
           7.00%, 12/15/22                                  4,000          4,172
       Series 2001-2 Class B
           6.75%, 06/15/31                                  2,186          2,226

                                                                     -----------
                                                                         147,341

       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 6.1% of investments
       -------------------------------------------------------------------------
       ATLANTIS TWO FUNDING CORP.
   (1)     2.10%, 09/03/02                                 30,000         29,997
  (10)     2.15%, 09/12/02                                 20,969         20,955

       COMCAST CABLE COMMUNICATIONS
           2.04%, 09/04/02                                 15,000         14,998

       GENERAL MILLS, INC.
           1.95%, 09/16/02                                 16,000         15,987

       HERTZ CORP.
           2.10%, 09/09/02                                  3,805          3,803
           2.00%, 09/30/02                                 14,000         13,977

       SAFEWAY, INC.
           1.95%, 09/03/02                                 16,000         15,998
                                                                     -----------
                                                                         115,715

       U.S. GOVERNMENT SECURITIES 0.1% of investments
       -------------------------------------------------------------------------
     @ U.S. TREASURY BILLS
           1.70%, 12/26/02                                  1,000            995


       PREFERRED STOCK 1.1% of investments
       -------------------------------------------------------------------------
       CREDIT LYONNAISE CAPITAL SCA, 144A
           205,761                                                         5,259

       GOLDEN STATE BANCORP
           400,000                                                        10,549

       GRAND METRO DELAWARE, L.P.
           Series A
           140,000                                                         3,856

       ROYAL BANK OF SCOTLAND GROUP, PLC
           35,300                                                            900
                                                                     -----------
                                                                          20,564

       OTHER INVESTMENT COMPANIES
       0.0% of investments
       -------------------------------------------------------------------------
       PROVIDENT INSTITUTIONAL FUNDS--
       FED FUNDS PORTFOLIO 522,378                                           522

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of August 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                         $1,882,352  a
Receivables:
Fund shares sold                                                          1,727
Interest                                                                 21,341
Investments sold                                                         15,278
Due from brokers for futures                                                 23
Prepaid expenses                                                  +         133
                                                                  -------------
TOTAL ASSETS                                                          1,920,854

LIABILITIES
-------------------------------------------------------------------------------
Payables:
Fund shares redeemed                                                      1,400
Dividends to shareholders                                                 6,812
Investments bought                                                       77,101
Investment adviser and administrator fees                                    38
Transfer agent and shareholder service fees                                  20
Accrued expenses                                                  +         170
                                                                  -------------
TOTAL LIABILITIES                                                        85,541

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,920,854
TOTAL LIABILITIES                                                 -      85,541
                                                                  -------------
NET ASSETS                                                           $1,835,313

NET ASSETS BY SOURCE

Capital received from investors                                       1,875,660
Net realized capital losses                                             (38,121) b
Net unrealized capital losses                                            (2,226) b

NET ASSETS BY SHARE CLASS
                                        SHARES
SHARE CLASS              NET ASSETS  /  OUTSTANDING  =  NAV
Investor Shares            $392,135      40,232         $9.75
Select Shares(R)         $1,443,178     148,088         $9.75

a The fund's amortized cost for these securities was $1,881,484. Not counting short-term obligations and government securities, the fund paid $1,044,049 for securities during the report period, and received $410,211 from securities it sold or that matured. For long-term government securities, the fund paid $73,988 during the report period and received $69,506 for securities it sold or that matured. Included in the total purchases and sales amounts are $78,521 in transactions with other SchwabFunds(R).

b These derive from investments, futures and short sales. As of the report date, the fund held seven hundred fifty U.S. Treasury Note futures contracts due to expire on December 27, 2002, with a contract value of $160,195 and an unrealized loss of $3,094.

FEDERAL TAX DATA

PORTFOLIO COST                          $1,881,484
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $   13,984
Losses                                +    (13,116)
                                      ------------
                                        $      868

UNDISTRIBUTED EARNINGS:
Ordinary income                         $    6,812
Long-term capital gains                 $       --

UNUSED CAPITAL LOSSES:
Expires 08/31 of:
  2009                                  $    1,318
  2010                                +      2,061
                                      ------------
                                        $    3,379

DEFERRED CAPITAL LOSSES                 $   37,836

RECLASSIFICATIONS:
Net realized capital gains             ($    2,253)
Reclassified as:
  Net investment income
    not yet distributed                 $    2,253


                                                           See financial notes.

SCHWAB YIELDPLUS FUND(R) -- FINANCIALS

Statement of
OPERATIONS
For September 1, 2001 through August 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $ 78,562

NET REALIZED LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                 (26,450)
Net realized losses on futures contracts                                 (4,444)
Net realized losses on short sales                                  +    (3,248)
                                                                    -----------
NET REALIZED LOSSES                                                    $(34,142)

NET UNREALIZED LOSSES
-------------------------------------------------------------------------------
Net unrealized losses on investments                                     (4,618)
Net unrealized losses on futures contracts                          +    (3,084)
                                                                    -----------
NET UNREALIZED LOSSES                                                  $ (7,702)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 5,170  a
Transfer agent and shareholder service fees:
   Investor Shares                                                          818  b
   Select Shares(R)                                                       1,313  b
Trustees' fees                                                               18  c
Custodian and portfolio accounting fees                                     299
Professional fees                                                            40
Registration fees                                                           493
Shareholder reports                                                          78
Other expenses                                                      +        23
                                                                    -----------
Total expenses                                                            8,252
Expense reduction                                                   -     1,185  d
                                                                    -----------
NET EXPENSES                                                              7,067

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  78,562
NET EXPENSES                                                        -     7,067
                                                                    -----------
NET INVESTMENT INCOME                                                    71,495
NET REALIZED LOSSES                                                     (34,142) e
NET UNREALIZED LOSSES                                               +    (7,702) e
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $ 29,651

a Calculated as a percentage of average daily net assets: 0.35% of the first
  $500 million and 0.30% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least November 15, 2002, as follows:

                        % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  Investor Shares              0.55
  Select Shares(R)             0.40

  This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $41,844.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-----------------------------------------------------------------------------
                                              9/1/01-8/31/02   9/1/00-8/31/01

Net investment income                               $ 71,495          $26,487
Net realized losses                                  (34,142)            (268)
Net unrealized gains or losses                   +    (7,702)           5,428
                                                 ----------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                29,651           31,647

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       14,312            5,271
Select Shares(R)                                 +    59,436           21,240
                                                 ----------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $ 73,748          $26,511

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------
                                     9/1/01-8/31/02         9/1/00-8/31/01
                                 QUANTITY         VALUE  QUANTITY       VALUE
SHARES SOLD
Investor Shares                    41,617    $  411,536    18,004    $179,021
Select Shares                 +   151,583     1,500,276    68,609     682,293
                              -----------------------------------------------
TOTAL SHARES SOLD                 193,200    $1,911,812    86,613    $861,314
SHARES REINVESTED
Investor Shares                     1,146    $   11,301       461    $  4,576
Select Shares                 +     4,368        43,066     1,772      17,592
                              -----------------------------------------------
TOTAL SHARES REINVESTED             5,514    $   54,367     2,233    $ 22,168
SHARES REDEEMED
Investor Shares                   (20,994)  ($  206,500)   (5,303)  ($ 52,651)
Select Shares                 +   (85,131)     (837,256)  (15,214)   (150,912)
                              -----------------------------------------------
TOTAL SHARES REDEEMED            (106,125)  ($1,043,756)  (20,517)  ($203,563) a

NET INCREASE                       92,589    $  922,423    68,329    $679,919

SHARES OUTSTANDING AND NET ASSETS
-----------------------------------------------------------------------------
                                     9/1/01-8/31/02          9/1/00-8/31/01
                                  SHARES    NET ASSETS     SHARES  NET ASSETS

Beginning of period                95,731   $  956,987     27,402    $271,932
Total increase                +    92,589      878,326     68,329     685,055  b
                              -----------------------------------------------
END OF PERIOD                     188,320   $1,835,313     95,731    $956,987

a Dollar amounts are net of proceeds received from the 0.25% early withdrawal fee the fund charges on shares sold 90 days or less after buying them:

  CURRENT PERIOD
  Investor Shares         $ 60
  Select Shares(R)     +   225
                       -------
  TOTAL                   $285

  PRIOR PERIOD
  Investor Shares         $ 19
  Select Shares(R)     +    62
                       -------
  TOTAL                   $ 81

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                            See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB INVESTMENTS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUND OFFERS TWO SHARE CLASSES: Investor Shares and Select Shares(R). Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in the sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Investments. The fund discussed in this report is highlighted.

SCHWAB INVESTMENTS organized October 26, 1990
  Schwab 1000 Fund(R)
  Schwab Short-Term Bond Market Fund
  Schwab Total Bond Market Fund
  Schwab California Short/Intermediate
    Tax-Free Bond Fund
  Schwab California Long-Term Tax-Free Bond Fund
  Schwab Short/Intermediate Tax-Free Bond Fund
  Schwab Long-Term Tax-Free Bond Fund
  Schwab YieldPlus Fund(R)


Schwab YieldPlus Fund(R)

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ALSO SELL SECURITIES SHORT (SELL SECURITIES IT DOES NOT OWN). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, the fund may let other SchwabFunds(R) buy and sell fund shares.

The fund may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

   BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

   SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, INCLUDING RESTRICTED
   SECURITIES: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

   FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

   SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY):
   valued at amortized cost.

IF THE FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset-backed securities are recorded as adjustments to interest income.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab YieldPlus Fund(R)

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab YieldPlus Fund(R)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab YieldPlus Fund (one of the portfolios constituting Schwab Investments, hereafter referred to as the "Fund") at August 31, 2002, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
October 11, 2002

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign.

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 45 as of 8/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                          TRUST POSITION(S);
NAME AND BIRTHDATE        TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 1       Chair, Trustee:                Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                   Family of Funds, 1989;         Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                          Investments, 1991;             Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                          Capital Trust, 1993;           Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                          Annuity Portfolios, 1994.      International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                         Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                         Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                         Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                         Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                         Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                         (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                         Performance Technologies, Inc. (technology), TrustMark, Inc.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.


Schwab YieldPlus Fund(R)

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE        TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1     Trustee: 2000                  Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                    (all trusts).                  Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                         Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                         Services, Inc., Schwab Retirement Technologies, Inc. (formerly TrustMark,
                                                         Inc.); Director, Charles Schwab Investment Management, Inc., Performance
                                                         Technologies, Inc. (technology). Until 7/02: Vice Chair, Enterprise
                                                         President, Retirement Plan Services, Services for Investment Managers,
                                                         Charles Schwab & Co., Inc. Until 3/02: Director, Charles Schwab Asset
                                                         Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
----------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1        Trustee: 2002                  EVP, Asset Management Products and Services, Charles Schwab & Co., Inc.
2/22/55                   (all trusts).                  Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE        TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK           President, CEO                 President, CEO, Charles Schwab Investment Management, Inc; EVP, Charles
7/25/54                   (all trusts).                  Schwab & Co., Inc. Until 9/02: President and CIO, American Century
                                                         Investment Management; Director, American Century Cos., Inc. Until 6/01:
                                                         CIO, Fixed Income, American Century Cos., Inc. Until 1997: SVP,
                                                         Director, Fixed Income and Quantitative Equity Portfolio Management,
                                                         Twentieth Century Investors, Inc.
----------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG             Treasurer, Principal           SVP, CFO, Charles Schwab Investment Management, Inc.; VP, The Charles
3/7/51                    Financial Officer              Schwab Trust Co.; Director, Charles Schwab Asset Management (Ireland)
                          (all trusts).                  Ltd., Charles Schwab Worldwide Funds PLC.
----------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD           SVP, Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                    Officer                        Management, Inc.; Chief Investment Officer, The Charles Schwab Trust Co.
                          (all trusts).
----------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON            Secretary                      SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                   (all trusts).                  Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                         U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE        TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).             Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                                  First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                         (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                         (research), LookSmart, Ltd. (Internet infrastructure), PMI Group, Inc.
                                                         (mortgage insurance), Lucile Packard Children's Hospital. 2001: Special
                                                         Advisor to the President, Stanford University. Until 2001: VP, Business
                                                         Affairs, CFO, Stanford University.
--------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds, 1989;         CEO, Dorward & Associates (management, marketing and communications
9/23/31                   Investments, 1991;             consulting). Until 1999: EVP, Managing Director, Grey Advertising.
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
--------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).             Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                                 (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                         (aircraft leasing), Mission West Properties (commercial real estate),
                                                         Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                         School of Business, University of California, Berkeley.
--------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds, 1989;         Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                   Investments, 1991;             services and investment advice).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
--------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).             Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                  Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                         (investments--Netherlands), Cooper Industries (electrical products);
                                                         Member, audit committee, Northern Border Partners, L.P. (energy).
--------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chair,
6/28/38                   Investments, 1991;             CEO, North American Trust (real estate investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds, 1989;         Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                   Investments, 1991;             investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.


Schwab YieldPlus Fund(R)

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

AVERAGE RATE The average rate of interest paid annually by the fixed income securities in a fund or portfolio.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CALL An early repayment of a bond's principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

CALL PROTECTION A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COUPON, COUPON RATE The annual rate of interest paid until maturity by the issuer of a debt security.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. See sidebar.

CREDIT RISK The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

CREDIT RATINGS

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor's (S&P) or Moody's Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called "junk bonds"). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

CREDIT                                                      CAPACITY TO
QUALITY                                                     MAKE PAYMENTS
INVESTMENT
GRADE BONDS
   AAA                                   UP                 Strongest
                                        ARROW
   AA                                  GRAPHIC
                                          |
   A                                      |
                                          |
   BBB                                    |                 Adequate
                                          |
--------------------------------------------------------------------------------
BELOW INVESTMENT                          |
GRADE BONDS                               |
   BB                                     |                 Somewhat
                                          |                 speculative
   B                                      |
                                          |
   CCC                                    |
                                          |
   CC                                     |
                                          |
   C                                     DOWN               Highly
                                         ARROW              Speculative
   D                                    GRAPHIC             In default

DISCOUNT RATE The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

DIVIDEND Money from earnings that is distributed to shareholders as a given amount per share.

DURATION A measure of a bond investment's sensitivity to interest rates. Calculations of duration take into account the investment's yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but typically is more accurate than maturity in determining the effect of interest rate movements on a bond investment's price.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

GENERAL OBLIGATION BOND A municipal bond that is secured by the issuer's full faith and credit, which typically is backed by the power of the issuer to levy taxes. INTEREST Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

INTEREST RATE RISK The risk that a bond's value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

MARKET RISK Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as "systematic risk." MATURITY The date a bond is scheduled to be "retired" and its principal amount returned to the bondholder.

MORTGAGE-BACKED SECURITY A bond or other debt security that represents ownership in a pool of mortgage loans.

MUNI, MUNICIPAL BOND, MUNICIPAL SECURITY Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PREPAYMENT RISK The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

REVENUE BOND A municipal bond that is issued to finance public works and is secured by revenue from a public works project (such as a highway or stadium) rather than the full faith and credit of the issuer.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

YIELD TO MATURITY The annualized rate of return a bond-holder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond's current price and its principal amount, or face value.


Schwab YieldPlus Fund(R)

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. SchwabFunds also feature low investor expenses. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goal. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund
Schwab MarketMasters Funds(TM)formerly MarketManager Portfolios
  U.S. MarketMasters Fund(TM)
  Small-Cap MarketMasters Fund(TM)
  International MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
  All Equity Portfolio
  Growth Portfolio
  Balanced Portfolio
  Conservative Portfolio
Schwab MarketMasters Funds(TM) formerly MarketManager Portfolios
  Balanced MarketMasters Fund(TM)

BOND FUNDS
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

1 Shares of Sweep Investments(TM)may not be purchased over the Internet.

2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13657-04